February 24, 2017

THE DREYFUS/LAUREL FUNDS, INC.

-General AMT-Free Municipal Money Market Fund

-General Treasury and Agency Money Market Fund

CLASS A SHARES

Supplement to Prospectus

dated March 1, 2016

As Revised October 14, 2016

The following change will take effect on March 31, 2017

The following will replace “Shareholder Guide – General Policies – Small Account Policy” in the prospectus:

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance.  If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

February 24, 2017

THE DREYFUS/LAUREL FUNDS, INC.

-General AMT-Free Municipal Money Market Fund

-General Treasury and Agency Money Market Fund

DREYFUS CLASS SHARES

Supplement to Prospectus

dated March 1, 2016

As Revised October 14, 2016

The following change will take effect on March 31, 2017

The following will replace “Shareholder Guide – General Policies – Small Account Policy” in the prospectus:

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance.  If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.